Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 96.2%
Aerospace & Defense – 3.7%
L3Harris Technologies Inc	118,303	$29,394,746
Teledyne Technologies Inc*	62,694	29,631,065
		59,025,811
Airlines – 0.8%
Ryanair Holdings PLC (ADR)*	152,797	13,311,675
Auto Components – 0.5%
Visteon Corp*	72,646	7,927,858
Banks – 0.6%
SVB Financial Group*	16,097	9,005,467
Biotechnology – 2.6%
Abcam PLC (ADR)*	230,720	4,219,869
Ascendis Pharma A/S (ADR)*	62,083	7,286,061
BioMarin Pharmaceutical Inc*	139,043	10,720,215
Neurocrine Biosciences Inc*	130,753	12,258,094
Sarepta Therapeutics Inc*	84,785	6,623,404
		41,107,643
Capital Markets – 5.5%
Cboe Global Markets Inc	118,492	13,557,855
Charles Schwab Corp	77,994	6,575,674
LPL Financial Holdings Inc	334,734	61,149,207
MSCI Inc	14,696	7,390,324
		88,673,060
Commercial Services & Supplies – 1.9%
Cimpress PLC*	153,837	9,782,495
Ritchie Bros Auctioneers Inc	346,431	20,449,822
		30,232,317
Containers & Packaging – 1.0%
Sealed Air Corp	232,189	15,547,375
Diversified Consumer Services – 1.5%
Frontdoor Inc*	275,503	8,223,765
Terminix Global Holdings Inc*	340,222	15,524,330
		23,748,095
Electric Utilities – 1.8%
Alliant Energy Corp	463,279	28,945,672
Electrical Equipment – 2.3%
Regal Beloit Corp	55,423	8,245,834
Sensata Technologies Holding PLC*	581,779	29,583,462
		37,829,296
Electronic Equipment, Instruments & Components – 5.6%
Dolby Laboratories Inc	102,259	7,998,699
Flex Ltd*	1,411,333	26,180,227
National Instruments Corp	466,478	18,934,342
TE Connectivity Ltd	276,136	36,168,293
		89,281,561
Entertainment – 1.6%
Liberty Media Corp-Liberty Formula One*	370,885	25,902,608
Equity Real Estate Investment Trusts (REITs) – 1.4%
Lamar Advertising Co	192,032	22,310,278
Health Care Equipment & Supplies – 9.4%
Boston Scientific Corp*	954,559	42,277,418
Cooper Cos Inc	49,250	20,566,308
Dentsply Sirona Inc	338,199	16,646,155
ICU Medical Inc*	94,125	20,955,990
STERIS PLC	79,451	19,208,868
Teleflex Inc	87,005	30,871,984
		150,526,723
Hotels, Restaurants & Leisure – 1.8%
Aramark	418,851	15,748,798
Entain PLC*	614,891	13,186,033
		28,934,831
Information Technology Services – 10.8%
Amdocs Ltd	414,751	34,096,680
Broadridge Financial Solutions Inc	159,348	24,812,077
Fidelity National Information Services Inc	211,638	21,252,688
Global Payments Inc	157,992	21,619,625
GoDaddy Inc*	448,219	37,515,930
WEX Inc*	155,547	27,757,362

Shares		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Wix.com Ltd*	69,302	$7,239,287
		174,293,649
Insurance – 6.9%
Aon PLC - Class A	44,318	14,431,270
Intact Financial Corp	281,540	41,604,855
Ryan Specialty Group Holdings Inc - Class A*	390,729	15,156,378
WR Berkley Corp	598,659	39,864,703
		111,057,206
Internet & Direct Marketing Retail – 0.5%
Wayfair Inc - Class A*	78,566	8,703,542
Life Sciences Tools & Services – 3.1%
Avantor Inc*	313,227	10,593,337
Illumina Inc*	30,930	10,806,942
PerkinElmer Inc	104,415	18,216,241
Waters Corp*	32,831	10,190,414
		49,806,934
Machinery – 2.4%
Ingersoll Rand Inc	408,474	20,566,666
Wabtec Corp	186,595	17,944,841
		38,511,507
Multiline Retail – 0.4%
Dollar Tree Inc*	35,541	5,691,891
Oil, Gas & Consumable Fuels – 1.7%
Magellan Midstream Partners LP	569,061	27,923,823
Pharmaceuticals – 2.1%
Catalent Inc*	191,672	21,256,425
Elanco Animal Health Inc*	510,235	13,312,031
		34,568,456
Professional Services – 0.2%
Upwork Inc*	143,246	3,329,037
Real Estate Management & Development – 0.2%
Redfin Corp*	207,103	3,736,138
Road & Rail – 2.6%
JB Hunt Transport Services Inc	210,964	42,359,462
Semiconductor & Semiconductor Equipment – 8.1%
KLA Corp	88,158	32,271,118
Lam Research Corp	19,920	10,709,191
Microchip Technology Inc	302,153	22,703,776
NXP Semiconductors NV	79,776	14,764,942
ON Semiconductor Corp*	790,615	49,500,405
		129,949,432
Software – 10.5%
Atlassian Corp PLC - Class A*	28,395	8,343,303
Ceridian HCM Holding Inc*	275,774	18,851,911
Constellation Software Inc/Canada	27,230	46,552,408
Dynatrace Inc*	213,094	10,036,727
j2 Global Inc*	98,607	9,543,185
Nice Ltd (ADR)*	94,850	20,772,150
SS&C Technologies Holdings Inc	670,570	50,306,161
Topicus.com Inc*	50,038	3,732,835
		168,138,680
Specialty Retail – 2.3%
Burlington Stores Inc*	56,276	10,251,799
CarMax Inc*	279,316	26,948,408
		37,200,207
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	441,012	16,529,130
Trading Companies & Distributors – 1.4%
Ferguson PLC	166,798	22,636,930
Total Common Stocks (cost $917,222,299)		1,546,746,294
Investment Companies– 3.7%
Money Markets – 3.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $59,163,214)	59,157,298	59,163,214
Total Investments (total cost $976,385,513) – 99.9%		1,605,909,508
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,567,458
Net Assets – 100%		$1,607,476,966

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,402,682,080	87.4%
Canada	128,869,050	8.0
Israel	28,011,437	1.7
United Kingdom	17,405,902	1.1
Ireland	13,311,675	0.8
Australia	8,343,303	0.5
Denmark	7,286,061	0.5

Total	$1,605,909,508	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$18,007	$-	$-	$59,163,214
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1,989∆	-	-	-
Total Affiliated Investments - 3.7%	$19,996	$-	$-	$59,163,214

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	62,157,557	60,787,190	(63,781,533)	59,163,214
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	358,400	30,828,952	(31,187,352)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	4/7/22	4,808,900	$(5,366,648)	$(47,048)
Euro	4/7/22	(5,939,000)	6,807,173	237,457
Euro	6/30/22	(4,808,900)	5,384,561	45,847

				236,256
Citibank, National Association:
Canadian Dollar	4/7/22	1,239,000	(984,314)	6,872
Canadian Dollar	4/7/22	12,398,000	(9,932,908)	(14,650)
Canadian Dollar	4/7/22	(11,586,000)	9,259,633	(9,034)
Canadian Dollar	6/30/22	(12,398,000)	9,929,925	13,738

				(3,074)
Credit Suisse International:
Canadian Dollar	4/7/22	12,397,000	(9,922,800)	(5,341)
Canadian Dollar	4/7/22	(12,022,000)	9,597,326	(20,138)
Canadian Dollar	6/30/22	(12,397,000)	9,919,314	3,927
Euro	4/7/22	4,809,000	(5,369,648)	(49,936)
Euro	4/7/22	(5,938,900)	6,804,910	235,305
Euro	6/30/22	(4,809,000)	5,386,628	47,803

				211,620
HSBC Securities (USA), Inc.:
Canadian Dollar	4/7/22	12,398,000	(9,932,703)	(14,444)
Canadian Dollar	4/7/22	(13,451,000)	10,720,924	(39,724)
Canadian Dollar	6/30/22	(12,398,000)	9,929,998	13,812
Euro	4/7/22	875,000	(962,194)	5,729
Euro	4/7/22	9,703,900	(10,915,613)	(181,167)
Euro	4/7/22	(6,471,900)	7,409,547	250,338
Euro	6/30/22	(4,808,900)	5,383,612	44,898

				79,442
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/7/22	12,398,000	(9,922,385)	(4,126)
Canadian Dollar	4/7/22	(14,312,000)	11,394,900	(54,538)
Canadian Dollar	6/30/22	(12,398,000)	9,919,479	3,293
Euro	4/7/22	(1,555,000)	1,774,674	54,536
Euro	4/7/22	(750,000)	828,869	(781)
Euro	6/30/22	300,000	(333,826)	(774)

				(2,390)
State Street Bank and Trust Company:
Canadian Dollar	4/7/22	541,000	(425,914)	6,879
Euro	4/7/22	590,000	(644,275)	8,383
Euro	4/7/22	907,000	(1,006,421)	(3,098)
Euro	4/7/22	(439,000)	492,094	6,472
Euro	4/7/22	(600,000)	659,898	(3,822)

				14,814
Total				$536,668

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$21,422,479
Average amounts sold - in USD	76,359,189

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Hotels, Restaurants & Leisure	$15,748,798	$13,186,033	$-
Trading Companies & Distributors	-	22,636,930	-
All Other	1,495,174,533	-	-
Investment Companies	-	59,163,214	-
Total Investments in Securities	$1,510,923,331	$94,986,177	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	985,289	-
Total Assets	$1,510,923,331	$95,971,466	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$448,621	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70302 05-22